Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Fair Value Measurements	Fair Value Measurements
When forming estimates, the Company uses the most observable inputs available for valuation purposes. If a fair value measurement reflects inputs of different levels within the hierarchy, the financial instrument is categorized based on the lowest level of significant input.

When determining fair value, the Company considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability. The Company measures certain financial assets and liabilities at fair value on a recurring basis.

For financial instruments recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorizations at the end of each reporting period.

During 2021, no changes were made to the method of determining fair value and no transfers were made between levels of the hierarchy.

The following table summarizes the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis at December 31, 2021:

		Carrying Amount	Level 1	Level 2	Level 3
	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	15	198.3	—	198.3	—
Total return swap on share-based compensation units	15,25	0.3	—	0.3	—
Foreign currency forward contracts	25	0.3	—	0.3	—
Liabilities
Interest rate swap	20,25	2.3	—	2.3	—

Investments held for self-insured liabilities consist of government and corporate bonds and equity securities. Fair value of bonds is determined using observable prices of debt with characteristics and maturities that are similar to the bonds being valued. Fair value of equities is determined using the reported net asset value per share of the investment funds. The funds derive their value from the observable quoted prices of the equities owned that are traded in an active market.

The following table summarizes the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis as at December 31, 2021:

		Carrying Amount	Level 1	Level 2	Level 3
	Note	$	$	$	$
Senior unsecured notes	17	298.2	—	290.1	—
Notes payable	17	64.7	—	64.7	—

The fair value of senior unsecured notes and notes payable is determined by calculating the present value of future payments using observable benchmark interest rates and credit spreads for debt with similar characteristics and maturities.